                                                                    DELAWARE(SM)
                                                                    INVESTMENTS
                                                                    ============

2000 Annual Shareholder Report
-----------------------------------
-   Delaware American Services Fund
-   Delaware Large Cap Growth Fund
-   Delaware Research Fund

August 14, 2000

Dear Shareholder:

Recap of Events - At the start of the Funds' fiscal period in December 1999, conditions in the American economy seemed nearly ideal. As we entered the year 2000, Americans seemed to be spending freely, unemployment was at a near record low and the major stock market indexes reached record levels. For much of the first quarter of 2000, stocks in technology and Internet-related companies soared as investors focused on fast-growing dot-coms. Meanwhile, investments in many other market sectors, particularly those stocks with a value nature, floundered as a result of the technology craze.

On March 10, 2000, however, the investment environment began to change. The euphoria that had dominated the stock market began to dissipate, causing the market to experience near- record volatility. Rising interest rates and uncertainty as to whether the valuations of technology stocks were sustainable appeared to have triggered a sell-off in the technology sector. This, in turn, led to a broadening of the market, as investors seemed to recognize the value in so-called "old economy" stocks. However, this emphasis on "old economy" stocks was short-lived. In April and May, market turbulence continued as investors rotated in and out of various market sectors, while no single sector maintained leadership for very long.

In mid-May of 2000, the U.S. economy began showing signs that it may finally be slowing down and stock market volatility appeared restrained. We believe that the recent market correction was necessary because it brought the average technology stock much closer to what we believe is its fair value.

Delaware American Services Fund, which seeks to provide long-term capital growth, performed very well since its inception on December 29, 1999. The Fund delivered a strong +24.00% return (Class A shares at net asset value with distributions reinvested) for period ended June 30, 2000. The Fund's performance significantly outpaced both its benchmark - the Standard and Poor's 500 Index, which returned -0.42% - and its Lipper peer group, the Lipper Sector/ Miscellaneous Funds Average, which posted a -2.43% return for the period according to Lipper.

The Fund invests primarily in stocks of U.S. companies in the financial services, business services, and consumer services sectors. Depending on our evaluation of market conditions and investment opportunities, the Fund may focus more or less on any of these sectors. The Fund may also invest in securities of companies in other service sectors.

The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in each of these sectors. We evaluate a stock's characteristics as well as the individual company's management capabilities and financial strength. The Fund invests in companies of any size or market capitalization, including stocks of emerging or other growth-oriented companies.

The Fund's performance has benefited tremendously from our holdings in the banking, finance and insurance, and telecommunications sectors. We were able to boost the Fund's profits by selling attractive stocks within these sectors before the market experienced severe volatility and a downturn, which began in mid-March of 2000. The stocks we sold which led the portfolio to its solid return include genomic database company Incyte Pharmaceutical and wireless telecommunications leader VoiceStream. The Fund's performance was also enhanced by core holdings of high quality service companies, such as financial powerhouse Merrill Lynch. We believe our exposure across a wide variety of services sectors provides the Fund with diversification and stability.

Holdings in the computer and technology sector detracted from the Fund's performance. This includes S1 Corporation, a company that develops Internet banking software, and Radware, a software provider that enhances the performance of Internet services, content and applications. We believe these holdings provided poor returns because we held them in the portfolio during the technology slump, which hit in March and April, when many investors sold their more speculative stocks.

Delaware Large Cap Growth Fund has had a strong performance since its inception on December 29, 1999 and posted a +22.94% return (Class A shares at net asset value with distributions reinvested) for the period ended June 30, 2000. The Fund substantially outperformed both its benchmark - the Standard and Poor's 500 Index, which returned -0.42% - and its Lipper peer group, the Lipper Large-Cap Growth Funds Average, which posted a +2.90% return for the period according to Lipper.

The Fund seeks to provide long-term capital growth by investing primarily in common stocks of companies that we believe have the potential for high earnings growth. Similar to Delaware American Services Fund, we select stocks through a bottom-up research approach. However, we also focus on a company's historic or projected earnings growth rate, price-to-earnings ratio and cash flows. Once we identify companies with the desired characteristics, we evaluate the company's management, its strength within its industry and various financial and economic factors.

Our holdings in stable companies with consistent high earnings in the computer and technology, and electronics and electrical equipment sectors are largely responsible for boosting the Fund's performance. When selecting technology stocks, we generally avoided the more expensive Internet retail companies and focused on companies that support the Internet's infrastructure or "plumbing." Such companies include Oracle, a producer of powerful Internet software, and Intel, a manufacturer of processing chips for computers and network servers. Both holdings provided the Fund with returns greater than 40% due to their strong competitive position and high-earnings expectations (Source: Bloomberg).

Our holdings in Qualcomm, a developer and manufacturer of digital wireless communications, were the Fund's poorest performer, as questions arose about the company's ability to maintain its previous growth rate. Consequently, we decided to sell our holdings in Qualcomm in early June.

Delaware Research Fund, which seeks to provide long-term capital growth, did not benefit from the recent market rebound to the same extent as the other Funds covered in this report. The Fund returned -2.82% (Class A shares at net asset value with distributions reinvested) since its inception on December 29, 1999 through June 30, 2000. Unfortunately, the Fund underperformed both its benchmark -- the Russell 3000 Index, which returned +0.95% - and its Lipper peer group, the Lipper Multi-Cap Core Funds Average, which posted a +2.52% return for the period, according to Lipper.

The Fund invests primarily in equity securities, without any limit on the size of the companies issuing them. Generally, the Fund will hold only 20 to 30 different stocks. The Fund is less diversified than other funds, but is designed to capitalize on what we believe are the best stock opportunities.

Delaware Research Fund selects holdings for its portfolio by reviewing the preliminary research conducted by our investment teams working on behalf of other funds in the Delaware Investments family.

The Fund may purchase stocks that are held by another Delaware Investments product. Once we determine the universe of stocks held by other funds, we rank those stocks using quantitative models that measure each stock's value, growth and risk characteristics. Among those stocks in the top 25 percent of the group, we use the same bottom-up analysis applied to the other Funds mentioned in this report and choose what we consider to be the stocks with the greatest potential for long-term price appreciation. However, both value and growth stocks may be included in the Fund's portfolio. We monitor the stocks held by other funds and confer with the managers of other funds as needed. The Fund will sell a stock and replace it with another if the stock is sold by all of the products holding it or if the stock doesn't meet our criteria for some other reason.

The Fund's disappointing performance is largely attributed to poor stock selection among the Fund's technology holdings. Specifically, Citrix Systems stock performed poorly. In this case, Delaware Research Fund attempted to capitalize on price weakness in attractively valued candidates, buying the stock after the significant stock market correction. However, although this strategy has been successful for us with other stocks, Citrix Systems continued to underperform. Fundamental developments caused us to change our view of Citrix Systems and we decided to sell the stock in May 2000.

Among holdings that performed well, General Motors was noteworthy during most of the Fund's fiscal period. We eliminated our position in May, however, when we believed the stock became fairly valued as the company began to distribute a large portion of its interest in General Motors-Hughes.

Recent additions to the portfolio include Anheuser Busch Co. and Coastal Corporation. Anheuser Busch Co. is generating good earnings as beer demand recovers and the firm's market share improves. We believe Coastal Corporation has a strong natural gas pipeline division to complement its exploration and production business. In this environment of rising natural gas prices, Coastal Corporation is positioned to continue to deliver strong earnings growth. In addition, Coastal Corporation has agreed to acquire El Paso Energy, another attractive integrated gas company. As the acquisition nears completion, we expect to see the valuation gap between Coastal Corporation and El Paso Energy close in favor of Coastal Corporation shareholders.

Market Outlook - Although we experienced severe volatility at the start of 2000, we believe the economy is slowing down to a sustainable rate of growth. We view the equity market's recent downturn as a normal correction after a period of very dramatic gains. While we expect to see continued volatility as the Fed strives to slow U.S. economic growth, we believe the market will perform reasonably well overall for the remainder of 2000. Business conditions continue to be robust and the U.S. economy is still very strong. In our opinion, Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund are all positioned to benefit from this slow, but steady growth environment.

We want to thank you for your continued confidence in Delaware Investments.


Sincerely,



/s/ Wayne A. Stork                        /s/ David K. Downes

Wayne A. Stork                            David K. Downes
Chairman,                                 President and Chief Executive Officer,
Delaware Investments Family of Funds      Delaware Investments Family of Funds


This annual report is for the information of Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund shareholders. The current prospectuses for the Funds set forth details about charges, expenses, investment objectives and operating policies of the Funds. You should read the prospectuses carefully before you invest or send money. Summary investment results are documented in the Funds' current Statements of Additional Information.

Fund Performance Summary*

Average Annual Total Return
For period ended June 30, 2000
                                                                        Lifetime
Delaware American Services Fund Class A (Est. 12/29/99)
  Excluding Sales Charge                                                 +24.00%
  Including Sales Charge                                                 +16.85%
Delaware American Services Fund Institutional Class                      +24.00%
Lipper Sector/ Miscellaneous Funds Average                                -2.43%
Standard and Poor's 500 Index                                             -0.42%

Delaware Large Cap Growth Fund Class A (Est. 12/29/99)
  Excluding Sales Charge                                                 +22.94%
  Including Sales Charge                                                 +15.85%
Delaware Large Cap Growth Fund Institutional Class                       +22.94%
Lipper Large Cap Growth Funds Average                                     +2.90%
Standard and Poor's 500 Index                                             -0.42%

Delaware Research Fund Class A (Est. 12/29/99)
  Excluding Sales Charge                                                  -2.82%
  Including Sales Charge                                                  -8.43%
Delaware Research Fund Institutional Class                                -2.82%
Lipper Multi-Cap Core Funds Average                                       +2.52%
Russell 3000 Index                                                        +0.95%

Returns reflect reinvestment of distributions and any applicable sales charges as noted below. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Lipper category represents the average returns of specific mutual funds tracked by Lipper (Source: Lipper). The Standard & Poor's 500 Index is an unmanaged composite of mostly large-capitalization U.S. companies. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index. Past performance does not guarantee future results.

Class A shares have a 5.75% maximum front-end sales charge and a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a contingent deferred sales charge of up to 5% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

An expense limitation was in effect for all classes of Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund during the period. Performance would have been lower if the expense limitation was not in effect.

The Institutional Class for Delaware American Services Fund, Delaware Large Cap Growth Fund and Delaware Research Fund (Est. December 29, 1999) is available without sales or asset-based distribution charges only to certain eligible institutional accounts.

*Please see the following pages for line graphs on each Fund's performance since inception.

Delaware American Services Fund

Fund Objective

The Fund seeks to provide long-term capital growth.

Total Fund Assets

$3.25 million

Number of Holdings

37

Fund Start Date

December 29, 1999

Your Fund Managers

John A. Heffern earned bachelor's and MBA degrees at the University of North Carolina at Chapel Hill. Mr. Heffern joined Delaware Investments in 1997. He previously was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex, Brown & Sons. Mr. Heffern has been managing Delaware American Services Fund since its inception.

Stephen T. Lampe received a bachelor's degree in Economics and an MBA degree with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 and covers the financial services and business services sectors for small and mid-capitalization growth stocks. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant and has been managing Delaware American Services Fund since its inception.


Nasdaq Symbols

Class A:             DASAX
Institutional Class: DASIX

Delaware American Services Fund Performance
Growth of a $10,000 Investment
December 29, 1999 Through June 30, 2000

              Delaware American Services          Standard & Poor's
               Fund Class A: $11,685              500 Index: $9,958
              --------------------------          -----------------
Dec-99              $ 9,424                          $10,000
Jan-00              $ 9,878                          $ 9,498
Feb-00              $13,193                          $ 9,318
Mar-00              $12,860                          $10,229
Apr-00              $11,208                          $ 9,922
May-00              $10,832                          $ 9,718
Jun-00              $11,685                          $ 9,958


The chart above assumes $10,000 invested on December 29, 1999 and includes the effects of a 5.75% front-end sales charge and reinvestment of all dividends and capital gains. The chart also assumes $10,000 invested in the Standard & Poor's 500 Index at the closest month's end, December 31, 1999. After December 29, 1999, returns plotted were as of the last day of each successive month. Sales charges and expenses were waived during the period represented on the chart. Performance of other Fund classes will vary due to differing charges and expenses. Past performance does not guarantee future results. The Standard & Poor's 500 Index returns reflect the reinvestment of dividends on securities in the index. You can not invest directly in an index.

Delaware Large Cap Growth Fund

Fund Objective

The Fund seeks to provide long-term capital growth.

Total Fund Assets

$2.50 million

Number of Holdings

27

Fund Start Date

December 29, 1999

Your Fund Manager

Gerald S. Frey leads the Delaware Investments growth team. He holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Nasdaq Symbols

Class A:             DLCAX
Institutional Class: DLCIX

Delaware Large Cap Growth Fund Performance
Growth of a $10,000 Investment
December 29, 1999 Through June 30, 2000



              Delaware Large Cap Growth           Standard & Poor's
                Fund Class A: $11,585             500 Index: $9,958
              --------------------------          -----------------
Dec-99              $ 9,424                          $10,000
Jan-00              $ 9,446                          $ 9,498
Feb-00              $11,752                          $ 9,318
Mar-00              $11,895                          $10,229
Apr-00              $11,574                          $ 9,922
May-00              $11,087                          $ 9,718
Jun-00              $11,585                          $ 9,958

The chart above assumes $10,000 invested on December 29, 1999 and includes the effects of a 5.75% front-end sales charge and reinvestment of all dividends and capital gains. Chart also assumes $10,000 invested in the Standard & Poor's 500 Index at the closest month's end, December 31, 1999. After December 29, 1999, returns plotted were as of the last day of each successive month. Sales charges and expenses were waived during the period represented on the chart. Performance of other Fund classes will vary due to differing charges and expenses. Past performance does not guarantee future results. The Standard & Poor's 500 Index returns reflect the reinvestment of dividends on securities in the index. You can not invest directly in an index.

Delaware Research Fund

Fund Objective

The Fund seeks to provide long-term capital growth.

Total Fund Assets

$5.82 million

Number of Holdings

21

Fund Start Date

December 29, 1999

Your Fund Managers

J. Paul Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware in 1997, Mr. Dokas was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas has been managing Delaware Research Fund since its inception.

Timothy G. Connors earned a bachelor's degree at the University of Virginia and a MBA in Finance at Tulane University. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. Mr. Connors is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. He has been managing Delaware Research Fund since its inception.

Nasdaq Symbols

Class A:             DREAX
Institutional Class: DREIX

Delaware Research Fund Performance
Growth of a $10,000 Investment
December 29, 1999 Through June 30, 2000



                Delaware Research Fund              Russell 3000
                  Class A: $9,157                  Index: $10,095
              --------------------------          -----------------
Dec-99              $ 9,424                          $10,000
Jan-00              $ 9,446                          $ 9,608
Feb-00              $ 9,756                          $ 9,697
Mar-00              $10,477                          $10,457
Apr-00              $ 9,612                          $10,089
May-00              $ 9,069                          $ 9,805
Jun-00              $ 9,157                          $10,095


The chart above assumes $10,000 invested on December 29, 1999 and includes the effects of a 5.75% front-end sales charge and reinvestment of all dividends and capital gains. Chart also assumes $10,000 invested in the Russell 3000 Index at the closest month's end, December 31, 1999. After December 29, 1999, returns plotted were as of the last day of each successive month. Sales charges and expenses were waived during the period represented on the chart. Performance of other Fund classes will vary due to differing charges and expenses. Past performance does not guarantee future results. The Russell 3000 Index returns reflect the reinvestment of dividends on securities in the index. You can not invest directly in an index.

 DELAWARE AMERICAN SERVICES FUND
 STATEMENT OF NET ASSETS
 June 30, 2000

                                                            Number       Market
                                                           of Shares     Value
                                                           ---------    --------
 Common Stock - 98.84%
 Banking, Finance & Insurance - 22.41%
 American Express                                            2,100      $109,463
 Capital One Financial                                       3,000       133,875
*CompuCredit                                                 3,500       105,000
 Lehman Brothers Holdings                                    1,000        94,563
 Mellon Financial                                            2,000        72,875
 Merrill Lynch & Company                                       900       103,500
 Paine Webber Group                                            900        40,950
 Zions                                                       1,500        68,836
                                                                        --------
                                                                         729,062
                                                                        --------

 Cable, Media & Publishing - 10.74%
*AT&T - Liberty Media Class A                                4,800       116,400
*Comcast - Class A                                           2,200        89,100
 True North Communications                                   1,250        55,000
*Viacom - Class A                                            1,300        88,888
                                                                        --------
                                                                         349,388
                                                                        --------

 Computers & Technology - 23.46%
*America Online                                              1,800        94,950
 Automatic Data Processing                                   2,500       133,906
*CGS Systems International                                   1,900       106,519
*Crossworlds Software                                        4,000        72,500
*Cysive                                                      1,600        38,200
*DST Systems                                                   500        38,063
 First Data                                                  2,000        99,250
*Mobility Electronics                                        3,100        40,300
*S1 Corporation                                              2,000        46,625
*SunGard Data Systems                                        3,000        93,000
                                                                        --------
                                                                         763,313
                                                                        --------

 Consumer Products - 4.72%
*Gemstar International Group Limited                         2,500       153,633
                                                                        --------
                                                                         153,633
                                                                        --------

 Electronics & Electrical Equipment - 2.27%
 Tektronix                                                   1,000        74,000
                                                                        --------
                                                                          74,000
                                                                        --------

 Energy - 5.88%
 Halliburton                                                 2,000        94,375
 Schlumberger                                                1,300        97,013
                                                                        --------
                                                                         191,388
                                                                        --------

 Leisure, Lodging & Entertainment - 3.15%
*Six Flags                                                   4,500       102,375
                                                                        --------
                                                                         102,375
                                                                        --------

 Miscellaneous - 5.51%
*Mettler-Toledo International                                2,000        80,000
 PerkinElmer                                                 1,500        99,188
                                                                        --------
                                                                         179,188
                                                                        --------

 Retail - 2.50%
*Safeway                                                     1,800        81,225
                                                                        --------
                                                                          81,225
                                                                        --------

 DELAWARE AMERICAN SERVICES FUND
 STATEMENT OF NET ASSETS (Continued)

                                                          Number        Market
                                                         of Shares      Value
                                                       ------------   ---------
 Telecommunications - 15.77%
*Amdocs Limited                                            1,600      $ 122,800
*American Tower - Class A                                  3,000        125,059
*GT Group Telecom - Class B                                4,000         63,250
*McLeod - Class A                                          3,200         66,200
 SBC Communications                                        1,800         77,850
*Time Warner Telecommunications - Class A                    900         57,938
                                                                      ---------
                                                                        513,097
                                                                      ---------

 Utilities - 2.43%
 Duke Energy                                               1,400         78,925
                                                                      ---------
                                                                         78,925
                                                                      ---------

 Total Common Stock (cost $3,087,190)                                 3,215,594
                                                                      ---------

                                                        Principal
                                                         Amount
                                                        ---------
 REPURCHASE AGREEMENTS - 3.57%
 With J.P. Morgan Securities 6.40% 7/3/00
    (dated 6/30/00, collateralized by $23,000
    U.S. Treasury Notes 5.875% due 11/15/04,
    market value $23,285 and $15,000 U.S.
    Treasury Notes 7.875% due 11/15/04, market
    value $16,156)                                       $38,600         38,600
 With PaineWebber 6.50% 7/3/00
    (dated 6/30/00, collateralized by $9,000
    U.S. Treasury Notes 5.25% due 5/31/01,
    market value $9,323 and $11,000 U.S.
    Treasury Notes 6.125% due 12/31/01, market
    value $10,503 and $7,000 U.S. Treasury
    Notes 6.25% due 10/31/01, market value
    $7,461 and $12,000 U.S. Treasury
    Notes 7.25% due 5/15/04, market
    value $12,203)                                        38,700         38,700
 With Prudential Securities 6.50% 7/3/00
    (dated 6/30/00, collateralized by $11,000
    U.S. Treasury Notes 4.50% due 9/30/00,
    market value $10,633 and $3,000 U.S.
    Treasury Notes 4.625% due 11/30/00, market
    value $2,999 and $12,000 U.S. Treasury
    Notes 11.875% due 11/15/03, market value
    $13,828 and $11,000 U.S. Treasury
    Notes 15.75% due 11/15/01, market
    value $12,025)                                        38,700         38,700
                                                                     ----------
 Total Repurchase Agreements
 (cost $116,000)                                                        116,000
                                                                     ----------

 Total Market Value of Securities - 102.41%                           3,331,594
 (cost $3,203,190)
 Liabilities Net of Receivables and Other Assets
    - (2.41%)**                                                         (78,374)
 Net Assets Applicable to 308,740                                    ----------
 Shares Outstanding - 100.00%                                        $3,253,220
                                                                     ==========

DELAWARE AMERICAN SERVICES FUND
STATEMENT OF NET ASSETS (Continued)

Net Asset Value - Delaware American Services
Fund A Class ($773,869 / 73,445 Shares)                               $    10.54
                                                                      ----------
Net Asset Value - Delaware American Services
Fund Institutional Class ($2,479,351 / 235,295 Shares)                $    10.54
                                                                      ----------


*  Non-income producing security for the period ended June 30, 2000.
** Of this amount, $192,359 represents payable for security purchased at
   June 30, 2000.
------------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
Shares of beneficial interest (unlimited authorization - no par)      $2,831,238
Undistributed net investment income                                        2,894
Accumulated net realized gain on investments                             290,684
Net unrealized appreciation of investments                               128,404
                                                                      ----------
Total net assets                                                      $3,253,220
                                                                      ==========

Net Asset Value and Offering Price Per Share -
Delaware American Services Fund
Net asset value A Class (A)                                           $    10.54
Sales charge (5.75% of offering price or 6.07% of
amount invested per share) (B)                                              0.64
                                                                      ----------
Offering price                                                        $    11.18
                                                                      ==========

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

 DELAWARE LARGE CAP GROWTH FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000

                                                           Number        Market
                                                         of Shares       Value
                                                         ---------     ---------
 Common Stock - 60.48%
 Banking, Finance & Insurance - 5.27%
 American Express                                            900       $  46,913
 Goldman Sachs Group                                         300          28,463
 Merrill Lynch & Company                                     200          23,000
 Morgan Stanley Dean Witter                                  400          33,300
                                                                       ---------
                                                                         131,676
                                                                       ---------

 Cable, Media & Publishing - 8.88%
*Clear Channel Communications                              1,500         112,500
*Infinity Broadcasting - Class A                           1,200          43,725
 Omnicom Group                                               300          26,719
 Walt Disney                                               1,000          38,812
                                                                       ---------
                                                                         221,756
                                                                       ---------

 Computers & Technology - 20.12%
*America Online                                            2,000         105,500
 Automatic Data Processing                                   500          26,781
*Cisco Systems                                             1,000          63,563
 Computer Associates International                         1,500          76,781
*Dell Computer                                             1,000          49,313
 First Data                                                  900          44,663
 Hewlett-Packard                                             300          37,463
*Mobility Electronics                                      2,400          31,200
*Oracle                                                      800          67,250
                                                                       ---------
                                                                         502,514
                                                                       ---------

 Electronics & Electrical Equipment - 18.46%
*Agilent Technologies                                        114           8,408
 General Electric                                          1,800          95,400
 Intel                                                     1,000         133,687
*JDS Uniphase                                                700          83,912
*PMC - Sierra                                                400          71,075
 Texas Instruments                                         1,000          68,687
                                                                       ---------
                                                                         461,169
                                                                       ---------

 Energy - 1.79%
 Schlumberger                                                600          44,774
                                                                       ---------
                                                                          44,774
                                                                       ---------

 Healthcare & Pharmaceuticals - 2.75%
*Genentech                                                   400          68,800
                                                                       ---------
                                                                          68,800
                                                                       ---------

 Retail - 1.01%
*Best Buy                                                    400          25,300
                                                                       ---------
                                                                          25,300
                                                                       ---------

 Telecommunications - 2.20%
*Worldcom                                                  1,200          55,050
                                                                       ---------
                                                                          55,050
                                                                       ---------

 Total Common Stock (cost $1,396,364)                                  1,511,039
                                                                       ---------

DELAWARE LARGE CAP GROWTH FUND
STATEMENT OF NET ASSETS (Continued)

                                                                       Principal     Market
                                                                        Amount       Value
                                                                       ---------   ----------
REPURCHASE AGREEMENTS - 45.39%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by $229,000
   U.S. Treasury Notes 5.875% due 11/15/04,
   market value $227,634 and $148,000 U.S.
   Treasury Notes 7.875% due11/15/04,                                  $378,000    $  378,000
   market value $157,942)
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by $92,000
   U.S. Treasury Notes 5.25% due 5/31/01,
   market value $91,143 and $103,000 U.S.
   Treasury Notes 6.125% due 12/31/01,
   market value $102,679 and $72,000 U.S.
   Treasury Notes 6.25% due 10/31/01, market
   value $72,933 and $115,000 U.S. Treasury                             378,000       378,000
   Notes 7.25% due 5/15/04, market value $119,291)
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by $103,000
   U.S. Treasury Notes 4.50% due 9/30/00,
   market value $103,948 and $29,000 U.S.
   Treasury Notes 4.625% due 11/30/00, market
   value $29,314 and $115,000 U.S. Treasury Notes
   11.875% 11/15/03, market value $135,182 and
   $103,000 U.S. Treasury  Notes 15.75% due                             378,000       378,000
                                                                                   ----------
   11/15/01, market value $117,555)

Total Repurchase Agreements
(cost $1,134,000)                                                                   1,134,000
                                                                                   ----------

Total Market Value of Securities - 105.87%
(cost $2,530,364)                                                                   2,645,039
Liabilities Net of Receivables and Other Assets - (5.87%)**                          (146,803)
                                                                                   ----------

Net Assets Applicable to 239,148 Shares
Outstanding - 100.00%                                                              $2,498,236
                                                                                   ==========

Net Asset Value - Delaware Large Cap Growth Fund A Class
($40,244 / 3,852 Shares)                                                           $    10.45
                                                                                   ----------
Net Asset Value - Delaware Large Cap Growth Fund Institutional Class
($2,457,992 / 235,296 Shares)                                                      $    10.45
                                                                                   ----------

Components of Net Assets at June 30, 2000:
Shares of beneficial interest (unlimited authorization - no par)                   $2,036,650
Undistributed net investment income                                                    29,979
Accumulated net realized gain on investments                                          316,932
Net unrealized appreciation of investments                                            114,675
                                                                                   ----------
Total net assets                                                                   $2,498,236
                                                                                   ==========

*  Non-income producing security for the period ended June 30, 2000.
** Of this amount, $139,806 represents payable for security purchased at
   June 30, 2000.
-------------------------------------------------------------------------

DELAWARE LARGE CAP GROWTH FUND
STATEMENT OF NET ASSETS (Continued)

Net Asset Value and Offering Price Per Share -
Delaware Large Cap Growth Fund
Net asset value A Class (A)                                               $10.45
Sales charge (5.75% of offering price or 6.12% of the amount
  invested per share) (B)                                                   0.64
                                                                         -------
Offering price                                                            $11.09
                                                                         =======

--------------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

 DELAWARE RESEARCH FUND
 STATEMENT OF NET ASSETS
 JUNE 30, 2000

                                                             Number      Market
                                                            of Shares    Value
                                                            ---------   --------
 Common Stock - 100.27%
 Banking, Finance & Insurance - 14.76%
 Chase Manhattan                                             6,400    $  294,800
 Citigroup                                                   4,400       265,100
 Merrill Lynch & Company                                     2,600       299,000
                                                                      ----------
                                                                         858,900
                                                                      ----------

 Cable, Media & Publishing - 9.82%
*AT&T Liberty Media - Class A                               12,900       312,825
 Time Warner                                                 3,400       258,400
                                                                      ----------
                                                                         571,225
                                                                      ----------

 Computers & Technology - 4.40%
 Computer Associates International                           5,000       255,938
                                                                      ----------
                                                                         255,938
                                                                      ----------

 Consumer Products - 4.82%
 Minnesota Mining & Manufacturing                            3,400       280,500
                                                                      ----------
                                                                         280,500
                                                                      ----------

 Electronics & Electrical Equipment - 8.66%
 Symbol Technologies                                         4,500       243,000
 Texas Instruments                                           3,800       261,013
                                                                      ----------
                                                                         504,013
                                                                      ----------

 Energy - 9.50%
 Coastal                                                     4,700       286,113
 Exxon Mobil                                                 3,400       266,900
                                                                      ----------
                                                                         553,013
                                                                      ----------

 Food, Beverage & Tobacco - 4.88%
 Anheuser Busch                                              3,800       283,813
                                                                      ----------
                                                                         283,813
                                                                      ----------

 Healthcare & Pharmaceuticals - 10.77%
 Bristol-Myers Squibb                                        5,400       314,550
 Pfizer                                                      6,500       312,000
                                                                      ----------
                                                                         626,550
                                                                      ----------

 Industrial Machinery - 4.57%
 Ingersoll-Rand                                              6,600       265,650
                                                                      ----------
                                                                         265,650
                                                                      ----------

 Metals & Mining - 4.39%
 Alcoa                                                       8,800       255,200
                                                                      ----------
                                                                         255,200
                                                                      ----------

 Telecommunications - 23.70%
 GTE                                                         4,300       267,675
 Lucent Technologies                                         4,800       284,400
*Nextel Communications                                       4,400       269,225
 Nortel Networks                                             4,400       300,300
*Qualcom                                                     4,300       258,000
                                                                      ----------
                                                                       1,379,600
                                                                      ----------
 Total Common Stock (cost $5,932,241)                                  5,834,402
                                                                      ----------

DELAWARE RESEARCH FUND
STATEMENT OF NET ASSETS (Continued)

                                                           Principal    Market
                                                             Amount     Value
                                                           --------- -----------
Repurchase Agreements - 0.03%
With J.P. Morgan Securities 6.40% 7/3/00
   (dated 6/30/00, collateralized by $400
   U.S. Treasury Notes 5.875% due 11/15/04,
   market value $401 and $260 U.S. Treasury
   Notes 7.875% due 11/15/04, market
   value $279)                                                $660   $       660
With PaineWebber 6.50% 7/3/00
   (dated 6/30/00, collateralized by $160
   U.S. Treasury Notes 5.25% due 5/31/01,
   market value $161 and $180 U.S.
   Treasury Notes 6.125% due 12/31/01,
   market value $181 and $130 U.S.
   Treasury Notes 6.25% due 10/31/01,
   market value $129 and $200 U.S.
   Treasury Notes 7.25% due 5/15/04,
   market value $210)                                          660           660
With Prudential Securities 6.50% 7/3/00
   (dated 6/30/00, collateralized by $180
   U.S. Treasury Notes 4.50% due 9/30/00,
   market value $183 and $50 U.S.
   Treasury Notes 4.625% due 11/30/00,
   market value $52 and $200 U.S. Treasury
   Treasury Notes 11.875% due 11/15/03,
   market value $238 and $180 U.S. Treasury
   Notes 15.75% due 11/15/01, market
   value $207)                                                 680          680
                                                                     ----------
Total Repurchase Agreements
(cost $2,000)                                                             2,000
                                                                     ----------


Total Market Value of Securities - 100.30%
  (cost $5,934,241)                                                   5,836,402
Liabilities Net of Receivables and Other Assets - (0.30%)               (17,513)
                                                                     ----------
Net Assets Applicable to 704,852 Shares Outstanding - 100.00%        $5,818,889
                                                                     ==========

Net Asset Value - Delaware Research Fund A Class
  ($345,787 / 41,886  Shares)                                            $ 8.26
                                                                     ----------

Net Asset Value - Delaware Research Fund Institutional Class
  ($5,473,102 / 662,966 Shares)                                          $ 8.26
                                                                     ----------

Components of Net Assets at June 30, 2000:
Shares of beneficial interest (unlimited authorization - no par)     $6,126,145
Undistributed net investment income                                     205,148
Accumulated net realized loss on investments                           (414,565)
Net unrealized depreciation of investments                              (97,839)
                                                                     ----------
Total net assets                                                     $5,818,889
                                                                     ==========


* Non-income producing security for the period ended June 30, 2000.
----------------------------------------------------------------------------


Net Asset Value and Offering Price Per Share -
  Delaware Research Fund
Net asset value A Class (A)                                          $     8.26
Sales charge (5.75% of offering price or 6.05% of the amount
  invested per share) (B)                                                  0.50
                                                                     ----------
Offering price                                                           $ 8.76
                                                                     ==========

----------------------------------------------------------------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $50,000 or more.

                             See accompanying notes

Statements of Operations

                                                                           Delaware            Delaware
                                                                           American            Large Cap            Delaware
                                                                           Services             Growth              Research
December 29, 1999* to June 30, 2000                                          Fund                Fund                 Fund
-------------------------------------------------------                    --------            ---------            --------

Investment Income:
Interest                                                                 $   9,888           $  37,728            $   3,566
Dividends                                                                    3,961               1,095              221,975
                                                                         ---------           ---------            ---------
                                                                            13,849              38,823              225,541
                                                                         ---------           ---------            ---------

Expenses:
Management fees                                                             11,189               7,665               27,463
Reports and statements to shareholders                                         369                 907                1,398
Dividend disbursing and transfer agent fees and expenses                       735                 356                  627
Distribution expense                                                           622                  33                  412
Registration fees                                                              215                 909                1,012
Custodian fees                                                                 791                 870                  955
Accounting and administration                                                  400                 488                  925
Professional fees                                                              360                 485                  460
Trustees' fees                                                                 150                 384                  305
Taxes (other than taxes on income)                                             130                  12                   12
Other                                                                            8                 315                  341
                                                                         ---------           ---------            ---------
                                                                            14,969              12,424               33,910
Less expenses absorbed or waived                                            (3,669)             (2,889)             (12,744)
Less expenses paid indirectly                                                 (345)               (691)                (773)
                                                                         ---------           ---------            ---------
Total expenses                                                              10,955               8,844               20,393
                                                                         ---------           ---------            ---------

Net Investment Income                                                        2,894              29,979              205,148
                                                                         ---------           ---------            ---------

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments                                    290,684             316,932             (414,565)
Net change in unrealized appreciation / depreciation
of investments                                                             128,404             114,675              (97,839)
                                                                         ---------           ---------            ---------

Net Realized and Unrealized Gain (Loss) on Investments                     419,088             431,607             (512,404)
                                                                         ---------           ---------            ---------
Net Increase (Decrease) in Net Assets Resulting from Operations          $ 421,982           $ 461,586            $(307,256)
                                                                         =========           =========            =========

---------------------
*Date of commencement of operations


                             See accompanying notes

Statements of Changes in Net Assets


                                                                                 Delaware             Delaware
                                                                                 American            Large Cap            Delaware
                                                                                 Services              Growth             Research
                                                                                   Fund                 Fund                Fund
                                                                                 ---------           ---------           ---------
                                                                                 12/29/99*           12/29/99*           12/29/99*
                                                                                    to                   to                  to
                                                                                  6/30/00             6/30/00             6/30/00

Increase (Decrease) in Net Assets from Operations:
Net investment income                                                           $    2,894           $   29,979          $  205,148
Net realized gain (loss) on investments                                            290,684              316,932            (414,565)
Net change in unrealized appreciation/depreciation of investments                  128,404              114,675             (97,839)
                                                                                ----------           ----------          ----------
Net increase (decrease) in net assets resulting from operations                    421,982              461,586            (307,256)
                                                                                ----------           ----------          ----------


Capital Share Transactions:
Proceeds from shares sold:
    A Class                                                                        988,685               37,133             365,802
    Institutional Class                                                          2,000,028            2,000,017           7,954,535
                                                                                ----------           ----------          ----------
                                                                                 2,988,713            2,037,150           8,320,337
                                                                                ----------           ----------          ----------
Cost of shares repurchased:
    A Class                                                                       (157,475)                (500)             (4,192)
    Institutional Class                                                                  -                    -          (2,190,000)
                                                                                ----------           ----------          ----------
                                                                                  (157,475)                (500)         (2,194,192)
                                                                                ----------           ----------          ----------
Increase in net assets derived from capital share transactions                   2,831,238            2,036,650           6,126,145
                                                                                ----------           ----------          ----------

Net Increase in Net Assets                                                       3,253,220            2,498,236           5,818,889

Net Assets:
Beginning of period                                                                      -                    -                   -
                                                                                ----------           ----------          ----------
End of period                                                                   $3,253,220           $2,498,236          $5,818,889
                                                                                ==========           ==========          ==========

--------------------------------------------
*Date of commencement of operations


                           See accompanying notes

Financial Highlights


Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                                   Delaware American Services Fund
                                                                               A Class
                                                                   -------------------------------
                                                                              12/29/99(1)
                                                                                  to
                                                                                6/30/00
                                                                              -----------
Net asset value, beginning of period                                            $8.500

Income from investment operations:
   Net investment income(2)                                                      0.010
   Net realized and unrealized gain on investments                               2.030
                                                                               -------
   Total from investment operations                                              2.040
                                                                               -------
Net asset value, end of period                                                 $10.540
                                                                               =======
Total return(3)                                                                 24.00%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                       $774
    Ratio of expenses to average net assets(4)                                   0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     1.22%
    Ratio of net investment income to average net assets                         0.20%
    Ratio of net investment loss to average net assets prior
     to expense limitation and expenses paid indirectly                         (0.27%)
    Portfolio turnover                                                            988%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value, and does not reflect the impact of a sales charge.

(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.77%, for A Class.


                             See accompanying notes

Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                  Delaware American Services Fund
                                                                         Institutional Class
                                                                  -------------------------------
                                                                              12/29/99(1)
                                                                                  to
                                                                                6/30/00
                                                                              -----------
Net asset value, beginning of period                                            $8.500

Income from investment operations:
   Net investment income(2)                                                      0.010
   Net realized and unrealized gain on investments                               2.030
                                                                               -------
   Total from investment operations                                              2.040
                                                                               -------
Net asset value, end of period                                                 $10.540
                                                                               =======
Total return(3)                                                                 24.00%

Ratios and supplemental data:
   Net assets, end of period (000 omitted)                                      $2,479
   Ratio of expenses to average net assets(4)                                    0.75%
   Ratio of expenses to average net assets prior to expense
    limitation and expenses paid indirectly                                      0.97%
   Ratio of net investment income to average net assets                          0.20%
   Ratio of net investment loss to average net assets prior
    to expense limitation and expenses paid indirectly                          (0.02%)
   Portfolio turnover                                                             988%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.77%, for Institutional Class.


                             See accompanying notes

Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                   Delaware Large Cap Growth Fund
                                                                                A Class
                                                                   ------------------------------
                                                                              12/29/99(1)
                                                                                   to
                                                                                6/30/00
                                                                              -----------
Net asset value, beginning of period                                            $8.500

Income from investment operations:
   Net investment income(2)                                                      0.127
   Net realized and unrealized gain on investments                               1.823
                                                                               -------
   Total from investment operations                                              1.950
                                                                               -------
Net asset value, end of period                                                 $10.450
                                                                               =======
Total return(3)                                                                 22.94%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                        $40
    Ratio of expenses to average net assets(4)                                   0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     1.30%
    Ratio of net investment income to average net assets                         2.54%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                          1.99%
    Portfolio turnover                                                            304%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value, and does not reflect the impact of a sales charge.

(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.81%, for A Class.


                             See accompanying notes

Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                    Delaware Large Cap Growth Fund
                                                                         Institutional Class
                                                                    -------------------------------
                                                                              12/29/99(1)
                                                                                  to
                                                                                6/30/00
                                                                              -----------
Net asset value, beginning of period                                            $8.500

Income from investment operations:
   Net investment income(2)                                                      0.127
   Net realized and unrealized gain on investments                               1.823
                                                                               -------
   Total from investment operations                                              1.950
                                                                               -------
Net asset value, end of period                                                 $10.450
                                                                               =======
Total return(3)                                                                 22.94%

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                     $2,458
    Ratio of expenses to average net assets(4)                                   0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     1.05%
    Ratio of net investment income to average net assets                         2.54%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly                          2.24%
    Portfolio turnover                                                            304%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.81%, for Institutional Class.


                             See accompanying notes

Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                        Delaware Research Fund
                                                                                A Class
                                                                        ----------------------
                                                                              12/29/99(1)
                                                                                   to
                                                                                6/30/00
                                                                              -----------
Net asset value, beginning of period                                            $8.500

Income (loss) from investment operations:
   Net investment income(2,5)                                                    0.329
   Net realized and unrealized loss on investments                              (0.569)
                                                                                ------
   Total from investment operations                                             (0.240)
                                                                                ------
Net asset value, end of period                                                  $8.260
                                                                                ======
Total return(3)                                                                 (2.82%)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                       $346
    Ratio of expenses to average net assets(4)                                   0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     1.48%
    Ratio of net investment income to average net assets(5)                      7.46%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly(5)                       6.73%
    Portfolio turnover                                                            435%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value, and does not reflect the impact of a sales charge.

(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.78%, for A Class.

(5) During the fiscal period ended June 30, 2000, the Delaware Research Fund received a non-cash dividend of approximately $0.31 per share as a result of a corporate action of an investment held by the Fund. This is highly unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net asset and ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly would have been 0.42% and (0.31%), respectively.


                             See accompanying notes

Selected data for each share of the Fund outstanding throughout each period was as follows:

                                                                        Delaware Research Fund
                                                                          Institutional Class
                                                                        ----------------------
                                                                              12/29/99(1)
                                                                                   to
                                                                                6/30/00
                                                                              -----------
Net asset value, beginning of period                                            $8.500

Income (loss) from investment operations:
   Net investment income(2,5)                                                    0.329
   Net realized and unrealized loss on investments                              (0.569)
                                                                                ------
   Total from investment operations                                             (0.240)
                                                                                ------
Net asset value, end of period                                                  $8.260
                                                                                ======
Total return(3)                                                                 (2.82%)

Ratios and supplemental data:
    Net assets, end of period (000 omitted)                                     $5,473
    Ratio of expenses to average net assets(4)                                   0.75%
    Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                                     1.23%
    Ratio of net investment income to average net assets(5)                      7.46%
    Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly(5)                       6.98%
    Portfolio turnover                                                            435%

-----------
(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value, and does not reflect the impact of a sales charge.

(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.78%, for Institutional Class.

(5) During the fiscal period ended June 30, 2000, the Delaware Research Fund received a non-cash dividend of approximately $0.31 per share as a result of a corporate action of an investment held by the Fund. This is highly unusual and not likely to be repeated. Absent this dividend, the ratio of net investment income to average net asset and ratio of net investment income to average net assets prior to expense limitation and expenses paid indirectly would have been 0.42% and (0.06%), respectively.


                             See accompanying notes

Notes to Financial Statements

June 30, 2000

Delaware Group Equity Funds III (the "Company") is organized as a Delaware Business Trust and offers five series: Delaware American Services Fund, Delaware Large Cap Growth Fund, Delaware Research Fund, Delaware Technology and Innovation Fund and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware American Services Fund, the Delaware Large Cap Growth Fund and the Delaware Research Fund (each referred to as a "Fund" or collectively as the "Funds"). The Delaware Large Cap Growth Fund is registered as a diversified open-end investment company, and the Delaware American Services Fund and Delaware Research Fund are registered as non-diversified open-end investment companies, under the Investment Company Act of 1940, as amended. Each Fund offers four classes of shares. The A Class carries a front-end sales charge of 5.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level load deferred sales charge and the Institutional Class has no sales charge. As of June 30, 2000, only the A and Institutional Classes had commenced operations.

The Delaware American Services Fund seeks to provide long-term capital growth. The Fund invests primarily in stocks of U.S. companies in the financial services, business services, and consumer services sectors.

The Delaware Large Cap Growth Fund seeks to provide long-term capital growth. The Fund invests primarily in common stocks of companies that have a high potential for high earnings growth.

The Delaware Research Fund seeks to provide long-term capital growth. The Fund invests primarily in equity securities, without any limit on size or capitalization of the companies issuing them.

1. Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Funds.

Security Valuation- All equity securities are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees.

Federal Income Taxes- Each Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Class Accounting- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. During the fiscal period ended June 30, 2000, the Delaware Research Fund received a non-cash dividend of approximately $194,000 as a result of a corporate action of an investment held by the Fund. The dividend was recorded on the basis of the fair market value of the securities received on the date of distribution. Each Fund declares and pays dividends from net investment income and capital gains, if any, annually.

Certain expenses of the Funds are paid through commission arrangements with brokers. These transactions are done subject to best execution. In addition, the Funds receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "Expenses paid indirectly". The amount of these expenses and credits for the period ended June 30, 2000 are as follows:

                                                         Delaware       Delaware
                                Delaware American       Large Cap       Research
                                  Services Fund        Growth Fund        Fund
                                -----------------      -----------      --------
Commission Reimbursements              $34                 $27             $63
Earnings Credits                       311                 664             710

2. Investment Management and Other Transactions with Affiliates

In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company ("DMC"), the Investment Manager of the Funds, an annual fee which is calculated on the daily net assets of each Fund as follows:

                                                         Delaware       Delaware
                                Delaware American       Large Cap       Research
                                  Services Fund        Growth Fund        Fund
                                -----------------      -----------      --------
On the first $500 million             0.75%               0.65%           1.00%
On the next $500 million              0.70%               0.60%           0.95%
On the next $1.5 billion              0.65%               0.55%           0.90%
In excess of $2.5 billion             0.60%               0.50%           0.85%


DMC has elected to waive that portion, if any, of the management fee and reimburse each Fund to the extent that annual operating expenses, exclusive of taxes, interest, distribution fees, brokerage commissions and extraordinary expenses, exceed 0.75% of average daily net assets of each Fund through August 31, 2001.

The Funds have engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

At June 30, 2000, the Funds had liabilities for such fees and other expenses payable to DMC and affiliates as follows:

                                                         Delaware       Delaware
                                Delaware American       Large Cap       Research
                                  Services Fund        Growth Fund        Fund
                                -----------------      -----------      --------
Investment management fee
  Payable to DMC                     $8,141               $4,809         $15,131
Dividend disbursing, transfer
  agent, Accounting fees and
  other expenses                      4,082                2,295           3,710
  Payable to DSC
Other expenses payable to DMC
  And affiliates                      1,102                1,092           1,159

Pursuant to the Distribution Agreement, each Fund pays Delaware Distributors, L.P. ("DDLP"), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily assets of the A Class and 1.00% of the average daily net assets of the B and C Classes. DDLP had elected to waive the distribution fees through February 28, 2001.

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Funds. These officers, trustees and employees are paid no compensation by the Funds.


3. Investments

For the period ended June 30, 2000, the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments as follows:

                                                        Delaware       Delaware
                               Delaware American       Large Cap       Research
                                 Services Fund        Growth Fund        Fund
                               -----------------      -----------    -----------
Purchases                         $15,187,627          $2,717,331    $17,500,103
Sales                              12,391,121           1,637,899     11,346,984


At June 30, 2000, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:


                                                                           Delaware         Delaware
                                                     Delaware American     Large Cap        Research
                                                       Services Fund      Growth Fund         Fund
                                                     -----------------    -----------      -----------
Cost of investments                                      $3,369,916       $2,547,491       $6,008,137
                                                         ==========       ==========       ==========
Aggregate unrealized appreciation                          $219,400         $145,400         $282,521
Aggregate unrealized depreciation                          (257,722)         (47,852)        (454,256)
                                                         ----------       ----------       ----------
Net unrealized appreciation (depreciation)                 ($38,322)         $97,548        ($171,735)
                                                         ==========       ==========       ==========

4. Capital Shares

Transactions in capital shares were as follows:

                                   Delaware American         Delaware Large Cap         Delaware Research
                                     Services Fund              Growth Fund                   Fund
                                       12/29/99*                  12/29/99*                 12/29/99*
                                          to                         to                        to
                                        6/30/00                    6/30/00                   6/30/00
                                   -----------------         ------------------         -----------------
Shares sold:
  A Class                                87,567                     3,899                    42,391
  Institutional Class                   235,295                   235,296                   919,106
                                        -------                   -------                   -------
                                        322,862                   239,195                   961,497
                                        -------                   -------                   -------
Shares repurchased:
  A Class                               (14,122)                      (47)                     (505)
  Institutional Class                         -                         -                  (256,140)
                                        -------                   -------                   -------
                                        (14,122)                      (47)                 (256,645)
                                        -------                   -------                   -------
Net increase                            308,740                   239,148                   704,852
                                        =======                   =======                   =======

* Date of commencement of operations.


5. Lines of Credit

The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $683,500,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding at June 30, 2000, or at any time during the fiscal period.

                         Report of Independent Auditors




To the Shareholders and Board of Trustees
Delaware Group Equity Funds III

We have audited the accompanying statements of net assets of Delaware Group Equity Funds III (Delaware American Services Fund, Delaware Large Cap Growth Fund, and Delaware Research Fund) (the "Funds") as of June 30, 2000, and the related statements of operations, statements of changes in net assets, and financial highlights for the period December 29, 1999 (commencement of operations) through June 30, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds of Delaware Group Equity Funds III at June 30, 2000, and the results of their operations, the changes in their net assets, and their financial highlights for the period December 29, 1999 (commencement of operations) through June 30, 2000, in conformity with accounting principles generally accepted in the United States.



                                                       Ernst & Young LLP


Philadelphia, Pennsylvania
August 4, 2000